Stockholders' Equity (Options and ESPP) (Detail) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2016	Dec. 12, 2014	Nov. 17, 2014	May 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2012
Share-based compensation
Employee stock-based compensation expense					$ 2,697,000	$ 707,000
Employee Severance
Share-based compensation
Employee stock-based compensation expense					$ 2,300,000
2012 Plan
Share-based compensation
Number of shares authorized (in shares)		1,289,371								147,109
Additional number of shares authorized (in shares)		519,210	623,052
2015 Plan
Share-based compensation
Number of shares authorized (in shares)				1,081,700
Additional number of shares authorized (in shares)	773,102
Annual percentage increase, authorized shares (as a percent)				5.00%
The Purchase Plan
Share-based compensation
Number of shares authorized (in shares)				231,800			180,845
Employee stock-based compensation expense							$ 73,000	$ 22,000
Offering period				6 months			6 months
Highest percentage of compensation employees may utilize for purchase of common stock (as a percent)				15.00%
Purchase price relative to fair value (as a percent)				85.00%
Shares sold to employees (in shares)							42,031	8,924
Weighted-average grant date fair value (in dollars per share)							$ 1.98	$ 5.18
Options to purchase common stock
Share-based compensation
Options granted (in shares)							1,101,958		0
Options exercised (in shares)							5,722
Employee stock-based compensation expense							$ 3,300,000	$ 1,300,000	$ 70,000
Unrecognized compensation cost related to nonvested stock options							$ 10,000,000
Options to purchase common stock | 2012 Plan
Share-based compensation
Options granted (in shares)								1,288,174
Options exercised (in shares)								685
Shares terminated (in shares)								512
Options to purchase common stock | 2015 Plan
Share-based compensation
Term (in years)							10 years
Options to purchase common stock | 2015 Plan | Director | Minimum
Share-based compensation
Vesting period (in years)							1 year
Options to purchase common stock | 2015 Plan | Director | Maximum
Share-based compensation
Vesting period (in years)							3 years
Options to purchase common stock | 2015 Plan | Employee
Share-based compensation
Vesting period (in years)							4 years